Post-retirement benefit plans - Schedule of pension plan benefit (Details) $ in Thousands	2 Months Ended
Dec. 31, 2021 USD ($)
Retirement Benefits [Abstract]
Service cost for benefits earned	$ 1,258
Expected return on plan assets	(856)
Interest cost on benefit obligations	352
Curtailment gain (a)	(7,951)
Pension plan cost (benefit)	$ (7,197)